Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	June 30,
	2023	2022
Numerator:
Net loss and comprehensive loss	$(4,673)	$(860)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	2,000	1,000
Net loss per share - basic and diluted	$(2,337)	$(860)

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	December 31,
	2022	2021
Numerator:
Net loss	$(4,887)	$(3,657)
Denominator:
Weighted-average shares outstanding used in calculating net loss per share - basic and diluted	2,000	1,000
Net loss per share attributable to ordinary shareholders - basic and diluted	$(2,444)	$(3,657)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

June 30,
2023
Ordinary Shares potentially issuable upon conversion of convertible notes payable	3,070,000
Total	3,070,000

June 30,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

December 31,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	1,250,000
Total	1,250,000

December 31,
2021
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000